Employee Benefits - Summary of Quantitative Sensitivity Analysis (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Turnover Rate +1,00% or -1,00%
Disclosure Of Defined Benefit Plans [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ 24	€ 19
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(28)	(21)
Inflation Rate +0,25% or -0,25%
Disclosure Of Defined Benefit Plans [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	80	82
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(78)	(80)
Annual Discount Rate +0,25% or -0,25%
Disclosure Of Defined Benefit Plans [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(107)	(111)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	€ 111	€ 115